Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2018 CNY (¥)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Investment paid			¥ 25,000	$ 3,636	¥ 8,190
Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment commitment amount			¥ 25,000
Partnership A
Schedule Of Equity Method Investments [Line Items]
Investment paid		¥ 8,190
Percentage of total investment amount		90.00%
Partnership B
Schedule Of Equity Method Investments [Line Items]
Investment paid	¥ 25,000
Percentage of total investment amount	3.30%
Partnership B | Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment commitment amount	¥ 25,000